Organization and Summary of Significant Accounting Policies (Textual) (Details) $ / shares in Units, ft² in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2017	Dec. 31, 2017 Property	Dec. 31, 2017 Communities	Dec. 31, 2017 ft²	Dec. 01, 2016 shares
Real Estate Properties
General partners' capital account, units outstanding | shares		113,518,212			113,643,166
Limited Liability (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	96.40%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		96.40%
Number of Real Estate Properties							302	301
Advertising expenses	$ 18,800,000	$ 13,000,000	$ 13,500,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months				$ 2,800,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three				1,600,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four				800,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five				500,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five				300,000
Preferred Stock, Redemption Price Per Share | $ / shares	$ 50.00
Acquisition Costs, Period Cost	$ 1,300,000
Leases, Acquired-in-Place
Real Estate Properties
Amortization period of in-place leases and residential relationships (months)	6 months
Lease Intangibles, Gross		42,400,000		11,200,000
Accumulated amortization		7,300,000		4,100,000
Depreciation and amortization	$ 29,400,000	8,700,000	5,000,000
Minimum
Real Estate Properties
Percentage of ownership interests of all consolidated subsidiaries (percent)						92.50%
Maximum
Real Estate Properties
Percentage of ownership interests of all consolidated subsidiaries (percent)						100.00%
Maximum self insurance reserve for workers' compensation claims				500,000
Development Properties
Real Estate Properties
Number of Real Estate Properties | Communities								3
Number of units under development community | Property							937
Number of units in real estate property | Property							240
Development Properties | Expected Costs
Real Estate Properties
Development and capital improvements in progress				214,000,000
Development Properties | Costs Incurred to Date
Real Estate Properties
Development and capital improvements in progress				167,700,000
Retail
Real Estate Properties
Number of Real Estate Properties | Property							29
Square footage of real estate property (square foot) | ft²									620
Commercial Properties
Real Estate Properties
Number of Real Estate Properties | Property							4
Square footage of real estate property (square foot) | ft²									230
Colonial Grand at McKinney
Real Estate Properties
Equity Method Investment, Ownership Percentage						35.00%
Real Estate Investments, Joint Ventures				45,000,000
Real Estate Technology Ventures, L.P. [Member]
Real Estate Properties
Equity Method Investment, Ownership Percentage						31.00%
Real Estate Investments, Joint Ventures				1,500,000
Real Estate Technology Ventures, L.P. [Member] | Limited Partner Capital Contribution, Future Obligation [Member]
Real Estate Properties
Real Estate Investments, Joint Ventures				13,500,000
Post River North [Member]
Real Estate Properties
Number of units in real estate property						359
Development and capital improvements in progress				0
Buildings, Improvements, and Other				33,900,000
Percentage of ownership interests of all consolidated subsidiaries (percent)						92.50%
Land				0
Accrued Liabilities				0
Parent Company [Member]
Real Estate Properties
Capitalized Development Costs, Period	$ 11,000,000	$ 2,700,000	2,300,000
Preferred Stock, Shares Outstanding | shares		867,846			867,846
Development and capital improvements in progress		$ 231,224,000		116,833,000
Buildings, Improvements, and Other		10,853,474,000		11,281,504,000
Common Stock, Conversion Basis	0.71
Total interest capitalized during period	$ 7,238,000	2,073,000	1,655,000
Lease Intangibles, Gross		12,900,706,000		13,234,754,000
Accumulated amortization		1,674,801,000		2,075,071,000
Depreciation and amortization	493,708,000	322,958,000	294,520,000
Land		1,816,008,000		1,836,417,000
Accrued Liabilities		452,605,000		405,560,000
Parent Company [Member] | Maximum
Real Estate Properties
Maximum self insurance reserve for general liability claims				100,000
Accrued Liabilities [Member]
Real Estate Properties
Dividends Payable		102,400,000		108,700,000
Accrued Real Estate Taxes		97,600,000		99,600,000
Unearned Income	40,800,000	39,400,000
Loss Contingency, Loss in Period	$ 32,100,000	42,100,000
Security Deposit Liability		18,800,000		19,100,000
Interest Payable		$ 19,100,000		18,100,000
Limited Partner [Member]
Real Estate Properties
General partners' capital account, units outstanding | shares		113,518,212			113,643,166
Development and capital improvements in progress		$ 231,224,000		116,833,000
Buildings, Improvements, and Other		10,853,474,000		11,281,504,000
Common Unit, Conversion Basis	0.71
Total interest capitalized during period	$ 7,238,000	2,073,000	1,655,000
Lease Intangibles, Gross		12,900,706,000		13,234,754,000
Accumulated amortization		1,674,801,000		2,075,071,000
Depreciation and amortization	$ 493,708,000	322,958,000	$ 294,520,000
Land		1,816,008,000		1,836,417,000
Accrued Liabilities		$ 452,605,000		$ 405,560,000
Redeemable Preferred Stock [Member]
Real Estate Properties
Preferred Stock, Shares Outstanding | shares										867,846